CONVERTIBLE DEBENTURES (Narrative) (Details)			2 Months Ended	12 Months Ended
	May 06, 2024 CAD ($) $ / shares shares	May 06, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of debenture units			$ 0	$ 2,920,562	$ 0
Convertible debentures [Member]
Debt Instrument [Line Items]
Non-brokered private placement debenture units | shares	4,000	4,000
Proceeds from issuance of debenture units	$ 4,000,000	$ 2,920,562		1,954,534
Convertible debenture and warrants units description	Each unit contains one convertible debenture and 1,000 common share purchase warrants.	Each unit contains one convertible debenture and 1,000 common share purchase warrants.
Debt instrument, face amount	$ 1,000
Debt instrument, interest rate	12.00%	12.00%
Conversion price per share | $ / shares	$ 0.45
Interest expense on convertible debentures				293,675
Warrant [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debenture units				$ 966,028